UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The New Economy Fund® Investment portfolio February 28, 2014 unaudited

Common stocks 88.98%
		Value
Health care 22.57%	Shares	(000)

Gilead Sciences, Inc.[1]	4,214,693	$ 348,935
Alexion Pharmaceuticals, Inc.[1]	1,632,900	288,697
Thermo Fisher Scientific Inc.	2,128,000	265,021
Grifols, SA, Class A, non-registered shares	1,601,000	91,267
Grifols, SA, Class B, non-registered shares	1,299,869	55,100
Grifols, SA, Class B (ADR)	1,040,085	43,767
Hologic, Inc.[1]	7,108,850	154,831
Allergan, Inc.	1,124,000	142,748
Biogen Idec Inc.[1]	367,600	125,234
BioMarin Pharmaceutical Inc.[1]	1,544,630	125,115
Stryker Corp.	1,503,250	120,621
Illumina, Inc.[1]	643,776	110,401
McKesson Corp.	600,000	106,230
NuVasive, Inc.[1,2]	2,817,700	103,550
Mesoblast Ltd.[1,2]	20,210,000	103,157
Myriad Genetics, Inc.[1]	2,792,985	101,134
Exelixis, Inc.[1,2]	12,622,900	89,118
Synageva BioPharma Corp.[1]	719,249	82,476
William Demant Holding A/S1	873,000	78,589
Amgen Inc.	618,000	76,644
St. Jude Medical, Inc.	1,039,700	69,993
Insulet Corp.[1]	1,252,876	59,399
UnitedHealth Group Inc.	744,600	57,535
Endo Health Solutions Inc.[1]	703,900	56,185
Bayer AG	360,000	51,132
QIAGEN NV1	2,052,814	46,285
Aetna Inc.	577,000	41,954
Envision Healthcare Holdings, Inc.[1]	1,000,000	33,660
Boston Scientific Corp.[1]	2,551,292	33,422
Humana Inc.	227,533	25,588
Centene Corp.[1]	374,000	23,816
Edwards Lifesciences Corp.[1]	207,100	14,447
Zimmer Holdings, Inc.	125,100	11,739
ArthroCare Corp.[1]	165,700	7,995
		3,145,785
Consumer discretionary 19.29%

Netflix, Inc.[1]	879,400	391,887
Galaxy Entertainment Group Ltd.[1]	33,120,000	332,243
Daily Mail and General Trust PLC, Class A, nonvoting	10,236,701	180,332
MGM China Holdings Ltd.	36,772,000	156,838
lululemon athletica inc.[1]	2,920,197	146,915
Amazon.com, Inc.[1]	342,380	123,976
Melco Crown Entertainment Ltd. (ADR)[1]	2,448,900	105,107
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

DIRECTV[1]	1,348,100	$ 104,613
ProSiebenSat.1 Media AG	2,071,000	98,765
Kingfisher PLC	12,865,000	84,880
Sands China Ltd.	7,780,000	65,063
Lions Gate Entertainment Corp.	2,105,000	64,729
Thomas Cook Group PLC[1]	20,000,000	62,059
JCDecaux SA	1,400,000	61,818
Garmin Ltd.	1,100,000	59,026
Twenty-First Century Fox, Inc., Class A	1,729,325	58,001
Time Warner Inc.	800,000	53,704
William Hill PLC	7,900,000	52,598
Reed Elsevier PLC	3,430,000	52,584
SJM Holdings Ltd.	16,340,000	52,427
Nordstrom, Inc.	700,000	43,036
Liberty Global PLC, Class C1	428,700	36,294
Liberty Global PLC, Class A1	68,000	5,885
John Wiley & Sons, Inc., Class A	700,000	40,621
Home Depot, Inc.	456,800	37,471
WPP PLC	1,650,000	36,140
Kering SA	157,000	32,203
Penske Automotive Group, Inc.	637,000	27,576
AutoNation, Inc.[1]	519,000	27,320
Comcast Corp., Class A	496,900	25,685
NIKE, Inc., Class B	325,700	25,502
Zhongsheng Group Holdings Ltd.	14,264,500	20,476
YUM! Brands, Inc.	214,500	15,890
Multi Screen Media Private Ltd.[1,3,4]	79,866	6,608
		2,688,272
Information technology 18.01%

Google Inc., Class A1	262,225	318,774
Samsung Electronics Co. Ltd.	163,047	206,043
Intuit Inc.	1,717,200	134,199
Accenture PLC, Class A	1,538,300	128,217
Baidu, Inc., Class A (ADR)[1]	749,000	128,027
Texas Instruments Inc.	2,555,000	114,873
Youku Tudou Inc., Class A (ADR)[1]	2,800,000	92,932
Oracle Corp.	2,110,500	82,542
Adobe Systems Inc.[1]	1,175,000	80,617
AAC Technologies Holdings Inc.	17,712,000	80,223
Gemalto NV	666,300	74,955
Trimble Navigation Ltd.[1]	1,910,300	72,878
Motorola Solutions, Inc.	1,051,225	69,591
Seagate Technology	1,309,397	68,337
Yandex NV, Class A1	1,675,000	62,813
Yahoo! Inc.[1]	1,535,000	59,358
Murata Manufacturing Co., Ltd.	620,000	59,039
Western Union Co.	3,435,000	57,468
Mail.Ru Group Ltd. (GDR)	1,300,000	55,120
Apple Inc.	102,600	53,992
Delta Electronics, Inc.[3]	9,598,000	53,577
SAP AG	650,000	52,504
Autodesk, Inc.[1]	1,000,000	52,460
Hexagon AB, Class B	1,426,838	50,627
Common stocks
		Value
Information technology (continued)	Shares	(000)

Cray Inc.[1]	1,345,800	$ 46,686
Avago Technologies Ltd.	731,000	45,103
LSI Corp.	4,000,000	44,360
NetEase, Inc. (ADR)[1]	430,800	29,798
Palo Alto Networks, Inc.[1]	396,000	28,175
ASML Holding NV	272,340	23,701
CoStar Group, Inc.[1]	105,000	21,109
EMC Corp.	750,000	19,778
Rackspace Hosting, Inc.[1]	394,700	14,513
Hittite Microwave Corp.	215,000	12,681
Microsoft Corp.	223,000	8,543
Demand Media, Inc.[1]	1,500,000	7,275
		2,510,888
Financials 9.92%

AIA Group Ltd.	27,722,200	135,565
SVB Financial Group[1]	835,000	105,135
Endurance Specialty Holdings Ltd.	1,526,000	79,566
Altisource Residential Corp.	2,221,558	63,492
Wells Fargo & Co.	1,362,300	63,238
Banco Espírito Santo, SA1	32,000,000	62,544
HDFC Bank Ltd.	5,645,000	60,986
Ocwen Financial Corp.[1]	1,625,600	60,862
Principal Financial Group, Inc.	1,200,000	54,420
Aberdeen Asset Management PLC	7,370,000	48,206
Marsh & McLennan Companies, Inc.	1,000,000	48,160
Mizuho Financial Group, Inc.	22,900,000	47,029
Banco Santander, SA1	5,124,856	46,447
State Street Corp.	700,000	45,969
JPMorgan Chase & Co.	800,000	45,456
Fairfax Financial Holdings Ltd.	100,000	41,539
Agricultural Bank of China, Class H	97,780,000	41,453
Chongqing Rural Commercial Bank Co., Ltd., Class H	97,595,000	40,746
HSBC Holdings PLC	3,770,215	39,958
Fifth Third Bancorp	1,800,000	39,051
Industrial and Commercial Bank of China Ltd., Class H	48,736,000	29,202
Altisource Asset Management Corp.[1]	33,853	26,236
Bank of Ireland[1]	49,866,000	26,155
UBS AG1	1,134,312	24,337
Bank of China Ltd., Class H	55,556,000	23,338
Home Loan Servicing Solutions, Ltd.	1,061,800	21,788
China Construction Bank Corp., Class H	27,994,050	19,226
Altisource Portfolio Solutions SA1	147,500	14,511
Kotak Mahindra Bank Ltd.	894,917	9,883
Leucadia National Corp.	326,862	9,132
Longfor Properties Co. Ltd.	6,391,000	8,812
		1,382,442
Industrials 7.65%

Nielsen Holdings NV	3,762,000	178,093
Ryanair Holdings PLC (ADR)[1]	2,274,700	129,112
Union Pacific Corp.	437,977	79,002
Verisk Analytics, Inc., Class A1	1,226,000	78,115
United Continental Holdings, Inc.[1]	1,690,996	76,027
Common stocks
		Value
Industrials (continued)	Shares	(000)

CSX Corp.	2,654,722	$ 73,562
PT AKR Corporindo Tbk	173,899,680	68,308
Sensata Technologies Holding NV1	1,506,300	61,216
Intertek Group PLC	1,000,000	49,249
JG Summit Holdings, Inc.	39,268,800	41,261
Alliance Global Group, Inc.	58,300,000	39,184
MSC Industrial Direct Co., Inc., Class A	450,000	38,849
Babcock International Group PLC	1,500,000	36,949
AirAsia Bhd.	45,583,400	35,476
Danaher Corp.	347,000	26,542
United Parcel Service, Inc., Class B	210,000	20,112
Robert Half International Inc.	300,000	12,282
FedEx Corp.	71,700	9,560
KBR, Inc.	255,000	7,043
Beacon Roofing Supply, Inc.[1]	156,000	5,895
		1,065,837
Telecommunication services 4.08%

SoftBank Corp.	1,975,900	148,877
Verizon Communications Inc. (CDI)	1,244,141	58,997
Verizon Communications Inc.	998,000	47,485
Crown Castle International Corp.[1]	1,389,400	105,455
T-Mobile US, Inc.	1,545,000	47,122
Vodafone Group PLC	9,729,819	40,570
MTN Group Ltd.	2,000,000	36,570
Avanti Communications Group PLC[1,2]	6,933,372	30,767
Telephone and Data Systems, Inc.	1,031,100	23,499
CenturyLink, Inc.	727,700	22,748
United States Cellular Corp.	188,434	6,801
		568,891
Consumer staples 1.52%

Costco Wholesale Corp.	685,000	80,008
Associated British Foods PLC	1,408,000	70,686
Walgreen Co.	900,000	61,155
		211,849
Energy 1.20%

Schlumberger Ltd.	1,122,400	104,383
FMC Technologies, Inc.[1]	715,400	35,942
Halliburton Co.	480,000	27,360
		167,685
Miscellaneous 4.74%

Other common stocks in initial period of acquisition		660,303
Total common stocks (cost: $7,720,622,000)		12,401,952
	Principal amount
Short-term securities 11.08%	(000)

Freddie Mac 0.10%–0.16% due 4/15–10/9/2014	$377,080	377,021
Federal Home Loan Bank 0.073%–0.135% due 4/2–8/22/2014	370,000	369,924
Abbott Laboratories 0.07%–0.10% due 3/20–5/19/2014[5]	155,400	155,389
Emerson Electric Co. 0.10%–0.11% due 4/16–4/23/2014[5]	123,700	123,685
	Principal amount	Value
Short-term securities	(000)	(000)

Fannie Mae 0.055%–0.13% due 3/19–8/1/2014	$118,700	$ 118,676
General Electric Co. 0.05% due 3/3/2014	59,600	59,600
General Electric Capital Corp. 0.15% due 5/23/2014	57,800	57,786
National Rural Utilities Cooperative Finance Corp. 0.09% due 3/17–4/7/2014	87,000	86,995
John Deere Financial Ltd. 0.07%–0.08% due 3/11–4/4/2014[5]	60,000	59,997
Federal Farm Credit Banks 0.08%–0.16% due 5/28–8/11/2014	55,000	54,988
Cisco Systems, Inc. 0.07% due 3/27/2014[5]	25,000	24,997
Coca-Cola Co. 0.12% due 5/22/2014[5]	25,000	24,994
Chevron Corp. 0.10% due 3/11/2014[5]	20,000	19,999
U.S. Treasury Bill 0.07% due 3/27/2014	10,000	9,999
Total short-term securities (cost: $1,543,923,000)		1,544,050
Total investment securities (cost: $9,264,545,000)		13,946,002
Other assets less liabilities		(8,119)
Net assets		$13,937,883

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2014, appear below.

						Value
					Dividend	of affiliates
					income	at 2/28/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

NuVasive, Inc.[1]	2,896,186	—	78,486	2,817,700	$—	$ 103,550
Mesoblast Ltd. [1]	14,210,000	6,000,000	—	20,210,000	—	103,157
Exelixis, Inc, [1]	11,930,900	692,000	—	12,622,900	—	89,118
Avanti Communications Group PLC[1]	6,933,372	—	—	6,933,372	—	30,767
					$—	$326,592

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $60,185,000, which represented .43% of the net assets of the fund. This amount includes $53,577,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $31,575,000) may be subject to legal or contractual restrictions on resale.
[5]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $409,061,000, which represented 2.93% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Health care	$ 3,145,785	$ —	$ —	$ 3,145,785
	Consumer discretionary	2,681,664	—	6,608	2,688,272
	Information technology	2,457,311	53,577	—	2,510,888
	Financials	1,382,442	—	—	1,382,442
	Industrials	1,065,837	—	—	1,065,837
	Telecommunication services	568,891	—	—	568,891
	Consumer staples	211,849	—	—	211,849
	Energy	167,685	—	—	167,685
	Miscellaneous	660,303	—	—	660,303
	Short-term securities	—	1,544,050	—	1,544,050
Total		$12,341,767	$1,597,627	$6,608	$13,946,002

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,849,499
Gross unrealized depreciation on investment securities	(169,269)
Net unrealized appreciation on investment securities	4,680,230
Cost of investment securities for federal income tax purposes	9,265,772

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-014-0414O-S37653

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2014

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 28, 2014